Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

June 5, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Long LLY ETF, Defiance Daily Target 1.75X Long MSTR ETF, Defiance Daily Target 2X Long NVO ETF, Defiance Daily Target 2X Long PANW ETF and Defiance Daily Target 2X Long SMCI ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective June 4, 2024, and filed electronically as Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 4, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC